Company business	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Company business
Note 1. Company Business
Fomento Económico Mexicano, S.A.B. de C.V. and subsidiaries (“FEMSA” or the Company), incorporated in 1936, is a public company established as a sociedad anónima bursátil de capital variable
under the Mexican laws leading subsidiaries that are direct and indirect sub-holding
companies in businesses in which the Company operates as beverage industry throughCoca-Cola FEMSA; retail industry through FEMSA Comercio Proximity, Fuel and Health Divisions; beer industry through the Heineken investment and other businesses.
The following is a description of the Company’s businesses, along with its interest ownership in each reportable segment:

	% Ownership
Business	2019	2018	Activities
Coca-Cola FEMSA, S.A.B. de C.V. and subsidiaries (“Coca-Cola FEMSA”)	47.2% (1) (56.0% of the voting shares)	47.2% (1) (63.0% of the voting shares)
Production, distribution and marketing of certain
Coca-Cola trademark beverages in Mexico, Guatemala, Nicaragua, Costa Rica, Panama, Colombia, Venezuela, Brazil, Argentina and Uruguay (see Note 4). As of December 31, 2019, The Coca-Cola Company (“TCCC”) indirectly owns 27.8% of Coca-Cola FEMSA’s capital stock. In addition, shares representing 25% of Coca-Cola FEMSA’s capital stock are traded on the Bolsa Mexicana de Valores (Mexican Stock Exchange “BMV”) and on the New York Stock Exchange, Inc. (“NYSE”) in the form of American Depositary Shares (“ADS”).

FEMSA Comercio – Proximity Division (3)	100%	100%	Small-box retail chain format operations in Mexico, Colombia, Peru, United States, Chile and Brazil, mainly under the trade name “OXXO”.
FEMSA Comercio – Fuel Division	100%	100%	Retail service stations for fuels, motor oils, lubricants and car care products under the trade name “OXXO GAS” with operations in Mexico.
FEMSA Comercio – Health Division	100% (2)	Various (2)	Drugstores operations in Chile, Colombia and Ecuador, mainly under the trademark “Cruz Verde”, “Fybeca” and “Sana Sana”; and in Mexico under various brands such as “YZA”,” La Moderna” and “Farmacon”.
Heineken investment	14.8%	14.8%	Heineken N.V. and Heineken Holding N.V. shares, which represents an aggregate of 14.8% economic interest in both entities (“Heineken Group”).
Other businesses	100%	100%
Companies engaged in the production and distribution of coolers, commercial refrigeration equipment, plastic cases, food processing, preservation and weighing equipment; logistic transportation and maintenance services to FEMSA’s subsidiaries and to third parties.

(1)
The Company controls Coca-Cola FEMSA’s relevant activities. On January 31, 2019, Coca-Cola FEMSA, S.A.B. de C.V. Extraordinary General Shareholders’ Meeting approved the following: (i) an eight-for-one
stock split (the “Stock Split”) of each series of shares of the Company; (ii) the issuance of Series B ordinary shares with full voting rights; and (iii) the creation of units, comprised of 3 Series B shares and 5 Series L shares, to be listed for trading on the Mexican Stock Exchange and in the form of American depositary shares on the New York Stock Exchange.

(2)
The former shareholders of Farmacias YZA had a 18.6% stake in Cadena Comercial de Farmacias, S.A.P.I. de C.V., a subsidiary of FEMSA that holds all pharmacy business in Mexico (which we refer to as “CCF”). On November 13, 2019, FEMSA completed the acquisition of the remaining interest in Farmacias YZA. In 2018, FEMSA had 60% interest on Grupo Socofar (“Socofar”). As of December 13, 2019, FEMSA recognized the remaining 40% interest in Grupo Socofar (“Socofar”) following the exercise of a put right by the minority partner to sell its non - controlling interest in Socofar.

(3)
In 2018, the Company made a change in its reporting segment previously named FEMSA Comercio – Retail Division in which the activities not directly related with FEMSA Comercio – Retail Division where eliminated from the Proximity stores, including restaurant and discount retail units, before including in this operating segment. The reclassified operations from this segments is now included in “Others”.